Summary of Significant Accounting Policies - Cash And Cash Equivalents - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Cash and Cash Equivalents [Abstract]
Deposit at banks in excess of Federal Deposit Insurance Corporation (FDIC) insured limits	$ 2,309	$ 1,092
U.S. Treasury money market fund and U.S. government Agency notes that are not federally insured	2	19,075
Restricted cash	$ 209	$ 554